INCOME TAXES (Tables)	3 Months Ended
Mar. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Components of net (loss) income before income taxes consists of the following:

	3 months ended March 31, 2016	Year ended March 31, 2016	Year ended December 31, 2015	Nine months ended December 31, 2014
	$	$	$	$
U.S.	183,461	4,706,413	(2,372,510)	-
Canada	(1,187,553)	(3,670,265)	(3,221,396)	(2,464,747)
	(1,004,092)	1,036,148	(5,593,906)	(2,464,747)

Reconciliation of the statutory tax rate of 35% (2014 - 26.5%) and income tax benefits at those rates to the effective income tax rates and income tax benefits reported in the statement of operations and comprehensive loss is as follows:

	3 months ended March 31, 2016	Year ended March 31, 2016	Year ended December 31, 2015	Nine months ended December 31, 2014
	$	$	$	$
Net (loss) income for the period before recovery of income taxes	(1,004,092)	1,036,148	(5,593,906)	(2,464,747)

Statutory rate	35%	35%	35%	26.5%
Expected income tax (recovery) expense	(351,432)	362,652	(1,957,867)	(653,158)
Tax rate changes and other basis adjustments	(162,267)	195,108	364,651	(29,109)
Change in fair value of derivative liability	(304,835)	(2,709,894)	(169,443)
Stock-based compensation	55,350	512,693	587,381	-
Non-deductible expenses	(99,642)	(12,073)	227,068	193,305
Change in valuation allowance	862,826	1,651,514	948,210	488,962
Recovery of income taxes	-	-	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax reflects the tax effects of temporary differences that gave rise to significant portions of deferred tax assets and liabilities and consisted of the following:

	March 31, 2016	March 31, 2015	December 31, 2015	December 31, 2014
	$	$	$	$
Property and equipment	52,331	34,556	47,495	36,940
Share issue costs	3,586	5,838	3,877	162,350
SR&ED pool	400,557	103,799	340,585	7,137
Other	215,202	32,447	39,947	18,621
Non-capital losses – Canada	1,587,439	977,178	1,149,389	812,522
Net operating losses - U.S.	589,491	43,274	404,487	-
Valuation allowance	(2,848,606)	(1,197,092)	(1,985,780)	(1,037,570)

	-	-	-	-

Summary of Income Tax Examinations [Table Text Block]
In many cases the Company’s uncertain tax positions are related to tax years that remain subject to examination by tax authorities. The following describes the open tax years, by major tax jurisdiction, as of March 31, 2016:
United States - Federal	2013 – present
United States – State	2013 – present
Canada – Federal	2012 - present
Canada – Provincial	2012 - present